SUMMARY OF STOCK OPTION ACTIVITY (Details) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding at December 31, 2023	759,922,000	655,228,000	683,861,000
Options granted		397,503,000	174,175,000
Options forfeited or expired		(292,809,000)	(201,275,000)
Options outstanding at September 30, 2024		759,922,000	655,228,000
Stock Incentive Plan 2010 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding at December 31, 2023	245,154
Options forfeited or expired	(199,794)
Options outstanding at September 30, 2024	45,360	245,154
Stock Incentive Plan 2019 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding at December 31, 2023	514,768
Options granted	514,974
Options forfeited or expired	(235,652)
Options outstanding at September 30, 2024	794,090	514,768